Going Concern	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2. Going Concern

The accompanying financial statements have been prepared assuming that we will continue as a going concern. For the three months ended April 30, 2018, we had a net loss of $131,844 and negative cash flow from operating activities of $142,500. As of April 30, 2018, we had negative working capital of $734,912. Management does not anticipate having positive cash flow from operations in the near future.

These factors raise a substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

We do not have the resources at this time to repay its credit and debt obligations, make any payments in the form of dividends to its shareholders or fully implement its business plan. Without additional capital, the we will not be able to remain in business.

Management has plans to address the Company’s financial situation as follows:

In the near term, management plans to continue to focus on raising the funds necessary to implement our business plan. Management will continue to seek out debt financing to obtain the capital required to meet our financial obligations. There is no assurance, however, that lenders will continue to advance capital to us or that the new business operations will be profitable. The possibility of failure in obtaining additional funding and the potential inability to achieve profitability raise doubts about our ability to continue as a going concern.

In the long term, management believes that our projects and initiatives will be successful and will provide cash flow, which will be used to finance our future growth. However, there can be no assurances that our planned activities will be successful, or that we will ultimately attain profitability. Our long-term viability depends on its ability to obtain adequate sources of debt or equity funding to meet current commitments and fund the continuation of its business operations, and our ability to achieve adequate profitability and cash flows from operations to sustain its operations.

Note 2. Going Concern

For the fiscal year ended January 31, 2018, the Company had a net loss of $519,032 and negative cash flow from operations of $108,925.  As of January 31, 2018, the Company has negative working capital of $735,348.

These factors raise a substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

The Company does not have the resources at this time to repay its credit and debt obligations, make any payments in the form of dividends to its shareholders or fully implement its business plan. Without additional capital, the Company will not be able to remain in business.

Management has plans to address the Company’s financial situation as follows:

In the near term, management plans to continue to focus on raising the funds necessary to implement the Company’s business plan. Management will continue to seek out debt financing to obtain the capital required to meet the Company’s financial obligations. There is no assurance, however, that lenders will continue to advance capital to the Company or that the new business operations will be profitable. The possibility of failure in obtaining additional funding and the potential inability to achieve profitability raises doubts about the Company’s ability to continue as a going concern.

In the long term, management believes that the Company’s projects and initiatives will be successful and will provide cash flow to the Company that will be used to finance the Company’s future growth. However, there can be no assurances that the Company’s planned activities will be successful, or that the Company will ultimately attain profitability. The Company’s long-term viability depends on its ability to obtain adequate sources of debt or equity funding to meet current commitments and fund the continuation of its business operations, and the ability of the Company to achieve adequate profitability and cash flows from operations to sustain its operations.